CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 494,965	$ 69,700	¥ 568,192
Short-term investments			111,353
Restricted cash	2,652	374	10,323
Accounts receivable, net	1,557	219	3,233
Prepayments and other current assets	33,914	4,777	30,391
Total current assets	533,088	75,084	723,492
Non-current assets:
Property, equipment and leasehold improvement, net	17,288	2,435	26,546
Intangible assets, net	1,390	196	1,183
Right-of-use assets, net	13,990	1,970	25,116
Other non-current assets	818	115
Total non-current assets	33,486	4,716	52,845
TOTAL ASSETS	566,574	79,800	776,337
Current liabilities:
Accounts payable	43,184	6,082	53,832
Deferred revenue	29,248	4,119	35,677
Salary and welfare payable	136,869	19,277	136,837
Taxes payable	4,463	629	5,421
Short-term loans			73,765
Lease liabilities due within one year	10,351	1,458	18,372
Accrued expenses and other current liabilities	48,510	6,835	47,622
Total current liabilities	272,625	38,400	371,526
Non-current liabilities:
Lease liabilities	3,936	554	8,195
Other non-current liabilities			3,952
Total non-current liabilities	3,936	554	12,147
TOTAL LIABILITIES	276,561	38,954	383,673
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS' EQUITY
Treasury stock	(958)	(135)	(10)
Additional paid in capital	2,688,450	378,660	2,657,433
Statutory reserves	1,642	231	529
Accumulated deficit	(2,408,300)	(339,203)	(2,280,543)
Accumulated other comprehensive income	17,923	2,524	14,557
TOTAL Sound Group Inc.'s SHAREHOLDERS' EQUITY	299,475	42,179	392,677
Non-controlling interests	(9,462)	(1,333)	(13)
TOTAL SHAREHOLDERS' EQUITY	290,013	40,846	392,664
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	566,574	79,800	776,337
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	557	78	543
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 168	$ 24	¥ 168